Fair Value Measurements - Fair Value Level 3 Roll Forward (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fixed Maturities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	$ 306
Gain (loss) included in net income	(24)	$ (21)
Gain (loss) included in OCI	0
Net Purchases, Sales, and Settlements	80	327
Net Transfers	(137)	0
Fair value, ending balance	225	306
Fixed Maturities | Assets
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance		0
Gain (loss) included in OCI		0
Fair value, ending balance
Equity securities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	24
Gain (loss) included in net income	0	6
Gain (loss) included in OCI	0
Net Purchases, Sales, and Settlements	(1)	(3)
Net Transfers	0	0
Fair value, ending balance	23	24
Equity securities | Assets
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance		21
Gain (loss) included in OCI		0
Fair value, ending balance
Investment Funds
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	58
Gain (loss) included in net income	36	16
Gain (loss) included in OCI	0
Net Purchases, Sales, and Settlements	7	42
Net Transfers	137	0
Fair value, ending balance	238	58
Investment Funds | Assets
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance		0
Gain (loss) included in OCI		0
Fair value, ending balance
Asset-backed securities | Total fixed maturities, available-for-sale | Assets
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	41	0
Gain (loss) included in net income	0	0
Gain (loss) included in OCI	1	(2)
Net Purchases, Sales, and Settlements	8	46
Net Transfers	0	(3)
Fair value, ending balance	50	41
Collateralized loan obligations | Total fixed maturities, available-for-sale | Assets
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	109	159
Gain (loss) included in net income	0	0
Gain (loss) included in OCI	1	(1)
Net Purchases, Sales, and Settlements	9	26
Net Transfers	0	(75)
Fair value, ending balance	119	109
Commercial mortgage-backed securities | Total fixed maturities, available-for-sale | Assets
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	277	276
Gain (loss) included in net income	0	0
Gain (loss) included in OCI	6	(26)
Net Purchases, Sales, and Settlements	(65)	34
Net Transfers	(212)	(7)
Fair value, ending balance	6	277
Corporate bonds | Total fixed maturities, available-for-sale | Assets
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	619	665
Gain (loss) included in net income	(3)	(2)
Gain (loss) included in OCI	(68)	(43)
Net Purchases, Sales, and Settlements	497	(15)
Net Transfers	446	14
Fair value, ending balance	1,491	619
Foreign governments | Total fixed maturities, available-for-sale | Assets
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	4	0
Gain (loss) included in net income	0	0
Gain (loss) included in OCI	0	(1)
Net Purchases, Sales, and Settlements	0	5
Net Transfers	(4)	0
Fair value, ending balance	0	4
Municipal bonds | Total fixed maturities, available-for-sale | Assets
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	1	1
Gain (loss) included in net income	0	0
Gain (loss) included in OCI	0	0
Net Purchases, Sales, and Settlements	0	0
Net Transfers	(1)	0
Fair value, ending balance	0	1
Residential mortgage-backed securities | Total fixed maturities, available-for-sale | Assets
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	17	74
Gain (loss) included in net income	0	0
Gain (loss) included in OCI	0	(1)
Net Purchases, Sales, and Settlements	31	(23)
Net Transfers	(15)	(33)
Fair value, ending balance	33	17
Derivative | Fixed Indexed Annuities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	(81)
Gain (loss) included in net income	(54)	200
Gain (loss) included in OCI	0
Net Purchases, Sales, and Settlements	34	262
Net Transfers	(34)	(19)
Fair value, ending balance	(135)	(81)
Derivative | Other embedded derivative
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	0
Gain (loss) included in net income	5	5
Gain (loss) included in OCI	0
Net Purchases, Sales, and Settlements	(5)	(5)
Net Transfers	0	0
Fair value, ending balance	0	0
Derivative | Interest rate derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	0
Gain (loss) included in net income	(10)	22
Gain (loss) included in OCI	0
Net Purchases, Sales, and Settlements	0	(22)
Net Transfers	0	0
Fair value, ending balance	(10)	0
Derivative | Variable annuities macro hedge program
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	148
Gain (loss) included in net income	(498)	74
Gain (loss) included in OCI	0
Net Purchases, Sales, and Settlements	432	262
Net Transfers	0	0
Fair value, ending balance	82	148
Derivative | Fixed indexed annuities hedge program
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	12
Gain (loss) included in net income	22	(22)
Gain (loss) included in OCI	0
Net Purchases, Sales, and Settlements	14	34
Net Transfers	0	0
Fair value, ending balance	48	12
Derivative | Assets | Variable annuities macro hedge program
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance		(188)
Gain (loss) included in OCI		0
Fair value, ending balance
Derivative | Assets | Fixed indexed annuities hedge program
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance		0
Gain (loss) included in OCI		0
Fair value, ending balance
Derivative | Liability | Fixed Indexed Annuities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance		(524)
Gain (loss) included in OCI		0
Fair value, ending balance
Derivative | Liability | Other embedded derivative
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance		0
Gain (loss) included in OCI		0
Fair value, ending balance
Derivative | Liability | Interest rate derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance		0
Gain (loss) included in OCI		0
Fair value, ending balance
Short-term investments | Assets
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	137	75
Gain (loss) included in net income	0	0
Gain (loss) included in OCI	0	0
Net Purchases, Sales, and Settlements	368	112
Net Transfers	(37)	(50)
Fair value, ending balance	468	137
Ceded market risk benefits | Assets
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	894	737
Gain (loss) included in net income	(246)	157
Gain (loss) included in OCI	0	0
Net Purchases, Sales, and Settlements	0	0
Net Transfers	0	0
Fair value, ending balance	648	894
Separate account assets
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	53
Gain (loss) included in net income	3	(2)
Gain (loss) included in OCI	0
Net Purchases, Sales, and Settlements	(3)	76
Net Transfers	(5)	(100)
Fair value, ending balance	$ 48	53
Separate account assets | Assets
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance		79
Gain (loss) included in OCI		$ 0
Fair value, ending balance